SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Debt Disclosure [Abstract]
2020	$ 7,500
2021	47,500
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter
Total	$ 367,500